UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3025

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-	Government Securities Series
-	Money Market Series
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
GOVERNMENT SECURITIES SERIES
September 30, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills - 56.0%	Purchase (%)	Amount ($)	Value ($)

10/6/2005	2.65	1,000,000	999,632
10/6/2005	2.68	5,000,000	4,998,139
12/29/2005	3.29	10,000,000	9,920,024
Total U.S. Treasury Bills
(cost $15,917,795)			15,917,795

Repurchase Agreements - 43.5%

Bank Of America
dated 9/30/2005, due 10/3/2005 in the amount
of $3,000,800.00 (fully collateralized by
$3,085,000 U.S. Treasury Notes,
2%, due 5/15/2006, value $3,069,575)	3.20	3,000,000	3,000,000

Barclays Capital Inc.
dated 9/30/2005, due 10/3/2005 in the amount
of $350,080 (fully collateralized by
$360,000 U.S. Treasury Bills,
due 1/26/2006, value 355,250)	2.75	350,000	350,000

Bear Stearns & Co.
dated 9/30/2005, due 10/3/2005 in the amount
of $3,000,788 (fully collateralized by
$3,045,000 U.S. Treasury Notes,
1.875%, due 1/31/2006, value $3,036,170)	3.15	3,000,000	3,000,000

Morgan Stanley & Co.
dated 9/30/2005, due 10/3/2005 in the amount
of $3,000,805 (fully collateralized by
$3,110,000 U.S. Treasury Notes,
2.50%, due 9/30/2006, value $3,062,852)	3.22	3,000,000	3,000,000

UBS Warburg LLC
dated 9/30/2005, due 10/3/2005 in the amount
of $3,000,813 (fully collateralized by
$3,000,000 U.S. Treasury Notes,
4.625%, due 5/15/2006, value $3,060,000)	3.25	3,000,000	3,000,000

Total Repurchase Agreements
(cost $12,350,000)			12,350,000

Total Investments (cost $28,267,795)		99.5%	28,267,795

Cash and Receivables (Net)		0.5%	130,790

Net Assets		100.0%	28,398,585

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Institutional Money Market Fund
Statement of Investments
Money Market Series
September 30, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--14.3%	Amount ($)	Value ($)

Citibank
3.79%, 12/12/2005	15,000,000	15,000,000
First Tennessee Bank
3.61%, 10/11/2005	8,000,000	8,000,000
Washington Mutual Bank
3.62%-3.69%, 10/28/2005-12/2/2005	19,000,000	19,000,752
Wilmington Trust Co.
3.82%, 12/5/2005	15,000,000	14,999,483
Total Negotiable Bank Certificates of Deposit
(cost $57,000,235)		57,000,235

Commercial Paper--54.3%

Atlantis One Funding Corp.
3.62%, 10/11/2005	15,000,000	14,985,000
Bank of America Corp.
3.61%, 10/12/2005	15,000,000	14,983,537
CBA (DE) Finance Inc.
3.68%, 12/2/2005	15,000,000	14,905,708
CC USA Inc.
3.62%, 10/25/2005	16,000,000a	15,961,707
Deutsche Bank Financial LLC
3.88%, 10/3/2005	10,000,000	9,997,844
Edison Asset Securitization LLC
3.78%, 12/8/2005	15,000,000a	14,893,892
Gemini Securitization Corp.
3.79%, 12/13/2005	15,000,000a	14,885,938
Govco
3.61%, 10/13/2005	5,000,000a	4,994,017
Grampian Funding LLC
3.70%, 12/6/2005	17,000,000a	16,885,618
PB Finance (DE) Inc.
3.63%, 10/11/2005	2,000,000	1,997,994
Scaldis Capital LLC
3.81%, 12/2/2005	15,000,000a	14,902,608
Sigma Finance
3.79%, 12/13/2005	15,000,000a	14,885,785
Solitaire Funding
3.70%, 11/29/2005	18,000,000a	17,891,735
UBS Finance (DE) Inc.
3.86%, 10/3/2005	10,000,000	9,997,856
Unicredito Italiano (DE) Inc.
3.71%, 12/6/2005	20,000,000	19,865,250
White Pine Corp.
3.70%, 12/5/2005	13,695,000a	13,604,252
Total Commercial Paper
(cost $215,638,741)		215,638,741

Corporate Notes--20.1%

Harrier Finance Funding
3.89%, 4/13/2006	20,000,000a,b	20,000,000
Lehman Brothers Inc.
3.81%, 2/23/2006	20,000,000b	20,000,000
Toyota Motor Credit
3.81%, 8/8/2006	20,000,000a,b	20,000,000
Wells Fargo & Co.
3.64%, 7/3/2011	20,000,000b	20,000,000
Total Corporate Notes
(cost $80,000,000)		80,000,000

Short Term Bank Notes--3.8%

World Savings Bank
3.61%, 10/11/2005		15,000,000
(cost $15,000,000)	15,000,000	15,000,000

Time Deposits--7.6%

Branch Banking & Trust Co. (Grand Cayman)
3.88%, 10/3/2005	10,000,000	10,000,000
Chase Manhattan Bank USA (DE) (Grand Cayman)
3.88%, 10/3/2005	10,000,000	10,000,000
Marshall & Isley Bank (Grand Cayman)
3.91%, 10/3/2005	10,000,000	10,000,000
Total Time Deposits
(cost $30,000,000)		30,000,000

Total Investments (cost $397,638,976)	100.1%	397,638,976
Liabilities, Less Cash and Receivables	(.1%)	(315,261)
Net Assets	100.0%	397,323,715

[a] Securities exempt from registration under Rule 144A of the Securities Acot of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $183,890,552 or 46.3% of net assets.
[b] Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)